TAXES	12 Months Ended
Dec. 31, 2021
TAXES
TAXES

NOTE 9 — TAXES

(a)	Corporate Income Taxes (“CIT”)

Cayman Island

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, no Cayman Islands withholding tax will be imposed upon the payment of dividends by the Company to its shareholders.

BVI

Yi Xin BVI is incorporated in the BVI as an offshore holding company and is not subject to tax on income or capital gain under the laws of BVI.

Hong Kong

Boya Hong Kong is incorporated in Hong Kong and is subject to profit taxes in Hong Kong at a rate of 16.5%. However, Boya Hong Kong did not generate any assessable profits arising in or derived from Hong Kong for the fiscal years ended December 31, 2021, 2020 and 2019, and accordingly no provision for Hong Kong profits tax has been made in these periods.

PRC

Under the Enterprise Income Tax (“EIT”) Law of PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years.

China Liberal Beijing, the Company’s main operating subsidiary in PRC, was approved as a HNTE and is entitled to a reduced income tax rate of 15% beginning December 2016, which is valid for three years. In December 2019, China Liberal Beijing successfully renewed its HNTE Certificate with local government and has since continued to enjoy the reduced income tax rate of 15% for another three years by December 2022. EIT is typically governed by the local tax authority in the PRC. Each local tax authority at times may grant tax holidays to local enterprises as a way to encourage entrepreneurship and stimulate local economy. China Liberal Fujian is subject to a standard 25% income tax rate.

The corporate income taxes for fiscal 2020 and 2019 were reported at a reduced rate of 15% as a result of China Liberal Beijing being approved as a HNTE.  The corporate income taxes for fiscal year 2021 were reported at a blended reduced rate as a result of China Liberal Beijing being approved as a HNTE and enjoying a 15% reduced income tax rate, while China Liberal Fujian is subject to a standard 25% income tax rate. The impact of the tax holidays noted above decreased corporate income taxes by $196,148, $234,099 and $101,398 for the years ended December 31, 2021, 2020 and 2019, respectively. The benefit of the tax holidays on net income per share (basic and diluted) $0.02, $0.04 and $0.02 for the years ended December 31, 2021, 2020 and 2019, respectively.

The components of the income tax provision are as follows:

	For the years ended December 31,
	2021	2020	2019
Current tax provision
Cayman	$-	$-	$-
BVI	-	-	-
Hong Kong	-	-	-
PRC	300,034	303,246	156,038
Total current tax provision	$300,034	$303,246	$156,038
Deferred tax provision
Cayman	$-	$-	$-
BVI	-	-	-
Hong Kong	-	-	-
PRC	-	-	-
Total deferred tax provision	-	-	-
Income tax provision	$300,034	$303,246	$156,038

The following table reconciles the China statutory rates to the Company’s effective tax rate for the years ended December 31, 2021, 2020 and 2019:

	For the years ended December 31,
	2021	2020	2019
China Income tax statutory rate	25.0%	25.0%	25.0%
Permanent difference	1.1%	0.6%	0.4%
Effect of PRC preferential tax rate	(9.9%)	(10.0%)	(10.0%)
Non-PRC entities not subject to PRC income tax	15.4%	4.5%	10.9%
Effective tax rate	31.6%	20.1%	26.3%

The Company continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings. As of December 31, 2021, all of the Company’s tax returns for its PRC Subsidiary remain open for statutory examination by PRC tax authorities.

(b)	Taxes payable

Taxes payable consist of the following:

	December 31,	December 31,
	2021	2020
Income tax payable	$517,272	$512,231
Value added tax payable	221,243	118,832
Other taxes payable	2,451	2,588
Total taxes payable	$740,966	$633,651